STOCKHOLDERS’ (DEFICIT) EQUITY - Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 08, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for grant, outstanding (in shares)	60,900,000
Nonvested RSAs, RSUs and Options (in shares)	38,400,000
Common shares purchased for award (in shares)	22,575,000	23,915,000
Share-based payment arrangement, expense	$ 58,892	$ 182,894	$ 38,937
Share-based payment arrangement, tax benefit	$ 0	$ 0	6,100
Options granted (in shares)	0	0
Blockcap
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense			23,300
Share-based payment arrangement, post business combination expense			32,200
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield percentage	0.00%	0.00%
Share-based compensation, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Options vested, weighted average grant date aggregated fair value	$ 0	$ 600
Option, unrecognized share-based compensation expense	$ 55,400
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSAs, RSUs and Options (in shares)	38,358,000	45,216,000
Restricted Stock Units (RSUs) | Employees and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 28,900	$ 36,600	$ 900
Restricted Stock Units (RSUs) | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares to be net settled (in shares)				42,000,000
Number of shares to be forfeited and cancelled (in shares)				15,000,000
Share-based compensation, award vesting period		4 years	4 years
Period for recognition	2 years 1 month 6 days
RSUs, unrecognized share-based compensation expense	$ 55,600
Share-based payment arrangement, cost expected to be recognized	44,800
Share-based payment arrangement, cost not expected to be recognized	10,800
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 30,000	$ 146,300	$ 5,800
Stock options | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award vesting period	4 years
Share-based compensation, award expiration period	10 years
Period for recognition	2 years 1 month 6 days